PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	R$ 48,454,570	R$ 53,651,946
Main Legal Matter 1 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	10,246,424	15,606,600
Main Legal Matter 2 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	4,346,118	5,443,666
Main Legal Matter 3 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	2,284,914	2,124,479
Main Legal Matter 4 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	6,239,017	5,828,921
Main Legal Matter 5 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	2,169,108	2,052,564
Main Legal Matter 6 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,460,763	1,016,381
Main Legal Matter 7 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,499,578	1,388,918
Main Legal Matter 8 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,570,733	1,452,933
Main Legal Matter 9 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	205,621	1,106,401
Main Legal Matter 10 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	39,939	1,065,918
Main Legal Matter 11 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	422,499	810,907
Main Legal Matter 12 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	779,093	731,416
Main Legal Matter 13 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	488,238	445,682
Main Legal Matter 14 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	798,226	741,056
Main Legal Matter 15 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	389,919	363,043
Main Legal Matter 16 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	422,807	394,865
Main Legal Matter 17 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	338,273	317,522
Main Legal Matter 18 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	6,977,524	6,282,247
Main Legal Matter 19 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	647,801	288,973
Main Legal Matter 20 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	621,724	593,716
Main Legal Matter 21 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	492,535	440,002
Main Legal Matter 22 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	229,983	201,123
Main Legal Matter 23 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		205,262
Main Legal Matter 24 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		122,136
Main Legal Matter 25 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,620,259	1,423,591
Main Legal Matter 26 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	2,580,452	2,091,666
Main Legal Matter 27 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	152,322	137,668
Main Legal Matter 28 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	306,389	306,389
Main Legal Matter 29 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	337,951
Main Legal Matter 30 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	R$ 786,360	R$ 667,901